Note 12 - Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Average weighted number of shares - basic (in shares)	177,574,046	177,481,639
Average weighted number of shares - diluted (in shares)	177,574,046	177,481,639